Document and Entity Information	Jul. 17, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 17, 2023
Entity Registrant Name	Complete Solaria, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40117
Entity Tax Identification Number	93-2279786
Entity Address, Address Line One	45700 Northport Loop East
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	270-2507
Entity Information, Former Legal or Registered Name	FACT Acquisition I Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001838987
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Complete Solaria, Inc. (f/k/a Complete Solar Holding Corporation), a Delaware corporation (the “Company”), originally filed by the Company with the Securities and Exchange Commission (“SEC”) on July 24, 2023 (the “Original Filing”), in which the Company reported, among other events, the consummation of the Business Combination (as defined in the Original Report) on July 18, 2023. This Amendment is being filed to replace the Unaudited Pro Forma Financial Information with respect to the completed Business Combination (as defined in the Original Report) for the three months ended March 31, 2023 and the unaudited pro forma combined statement of operations for the year ended December 31, 2022, included as Exhibit 99.4. This Amendment does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Amendment.
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	14 Wall Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CSLR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	CSLRW
Security Exchange Name	NASDAQ